RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
RELATED PARTY TRANSACTIONS
Schedule of Related Party Transactions
	Three Months ended
	September 30,
	2025	2024
Related party transactions:
Rental income:
Mr. Jack Wong (#1)	$-	$13,846
Interest expense paid to:
BOC (#2)	$-	$1,738

	For the Years ended
	June 30,
	2025	2024
Related party transactions:
Sales to:
Borneo Eco Food Sdn Bhd (#1)	$-	$4,071
SB Resorts Sdn Bhd (#2)	$-	$25,441
Rental income:
Mr. Jack Wong (#3)	$30,000	$60,000
Professional services provided by:
Warisan Khidmat Sdn Bhd (#4)	$-	$17,905
Interest expense paid to:
BOC (#2)	$1,738	$13,536
Rental expense paid to:
SB Resorts Sdn Bhd (#2)	$3,431	$1,918
Sale of property:
Mr. Jack Wong (#3)	$857,500	$-
Settlement of debts by issuance of Company’s restricted Common Stock
BOC(#2)	$675,888	$-

Schedule of Related Party Balances
Related party balances (other than those disclosed in Note 12 and Note 13)
	As of June 30,
	2025	2024
Accounts payable
Warisan Khidmat Sdn Bhd (#4)	$-	$1,484